Share Based Payments (Details) - Schedule of Options Granted - Options [member]	12 Months Ended
	Jun. 30, 2024 Options $ / shares	Jun. 30, 2023 Options $ / shares	Jun. 30, 2022 Options $ / shares
Share Based Payments (Details) - Schedule of Options Granted [Line Items]
Number of Options, Beginning of the year | Options	170,042,720	184,692,720	160,542,720
Weighted Average Exercise Price, Beginning of the year | $ / shares	$ 0.047	$ 0.05	$ 0.09
Number of Options, Issued during the year | Options	217,000,000		45,150,000
Weighted Average Exercise Price, Issued during the year | $ / shares	$ 0.004		$ 0.04
Number of Options, Exercised during the year | Options
Weighted Average Exercise Price, Exercised during the year | $ / shares
Number of Options, Expired during the year | Options		(13,150,000)	(7,000,000)
Weighted Average Exercise Price, Expired during the year | $ / shares		$ 0.11	$ 0.07
Number of Options, Forfeited during the year | Options	(5,500,000)	(1,500,000)	(14,000,000)
Weighted Average Exercise Price, Forfeited during the year | $ / shares	$ 0.036	$ 0.02	$ 0.09
Number of Options, Outstanding at year end | Options	381,542,720	170,042,720	184,692,720
Weighted Average Exercise Price, Outstanding at year end | $ / shares	$ 0.022	$ 0.047	$ 0.05
Number of Options, Vested and Exercisable at year end | Options	195,708,100	87,280,755	60,150,000
Weighted Average Exercise Price, Vested and Exercisable at year end | $ / shares	$ 0.033	$ 0.06	$ 0.09